Commitments and Contingencies - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent and other related occupancy expenses			$ 4,883,000	$ 4,510,000	$ 5,334,000
Material uninsured losses	$ 0	$ 0	$ 0	$ 0	$ 0